June 5, 2012

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, D.C. 20549

Re:	AIP Macro Registered Fund A (“Master Fund”)

AIP Macro Registered Fund P (“Feeder Fund”)

(each a “Fund,” and collectively, the “Funds”)

To Whom it May Concern:

I enclose the Funds’ registration statements on Form N-2, to be filed via EDGAR on or about the date hereof. We would greatly appreciate if you could provide any additional comments no later than June 12, 2012.

If you have any questions, please feel free to contact me at (212) 641-5669. Thank you.

Best regards,

/s/ Jeremy Senderowicz
Jeremy Senderowicz

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